Equity - Narrative (Details) € / shares in Units, Share_Award in Millions, $ in Millions								1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
		Feb. 26, 2025 EUR (€) € / shares	Apr. 16, 2024 EUR (€) € / shares	Sep. 15, 2022 EUR (€) € / shares shares	Jul. 31, 2022 EUR (€) € / shares	Apr. 15, 2021 shares	Apr. 13, 2021	Nov. 30, 2024 EUR (€) Share_Award day	Nov. 30, 2024 USD ($) Share_Award day	Nov. 30, 2023 EUR (€) Share_Award day shares	Nov. 30, 2023 USD ($) Share_Award	Jun. 30, 2024 EUR (€) € / shares shares	Oct. 31, 2024 EUR (€) € / shares shares	Apr. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares € / shares		Dec. 31, 2023 EUR (€) shares		Dec. 31, 2022 EUR (€)		Feb. 29, 2024 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2017 € / shares shares
Disclosure of classes of share capital [line items]
Value of shares authorised															€ 90,000,000
Par value per share (in euros per share) | € / shares															€ 0.01
Equity															€ 82,115,000,000		€ 82,120,000,000		€ 72,382,000,000				€ 56,307,000,000
Number of shares cancelled (in shares) | shares															278,891,748
Number of shares outstanding (in shares) | shares															3,746,902,995		3,023,168,321
Number of shares repurchased (in shares) | shares												51,025,628	72,041,332	41,094,781	164,161,741
Number of share options granted in share-based payment arrangement (in shares) | shares															11,779,002
Share buyback												€ 1,000,000,000	€ 1,000,000,000	€ 1,000,000,000							€ 3,000,000,000
Purchase of treasury shares												€ 1,000,000,000	€ 1,000,000,000	€ 1,000,000,000	€ 3,000,000,000	[1]	€ 2,434,000,000	[1]	923,000,000	[1]
AGM authorization, maximum percentage of common shares to be repurchased (in percent)						10.00%	10.00%
AGM authorization, shares repurchase, period			18 months			18 months	18 months
Share repurchase, amount excluded from the program																					€ 500,000,000
Share repurchase, purchase price per common share, percentage of the market price, maximum																					1.10
Shares repurchase, purchase price per share (in euro per share) | € / shares												€ 19.60	€ 13.88	€ 24.33	€ 18.27
Share repurchase, commitment (in shares) | shares										50,000,000
Share repurchase, liability recognised										€ 934,000,000
Number of days to calculate the purchase price, Dongfeng share repurchase | day										5
Employee share purchase plan, matching company contribution percentage								100.00%	100.00%	100.00%	100.00%
Employee share purchase plan, maximum matching company contribution amount								€ 1,000		€ 1,000
Share-based compensation															€ 159,000,000		295,000,000		163,000,000
AGM authorization, maximum number of common shares that can be issued (in shares) | shares						100,000,000
AGM authorization, issuing shares, period						5 years
Statutory reserve															24,051,000,000		18,639,000,000
Capital reserve															15,133,000,000		17,980,000,000
Retained earnings (accumulated deficit)															34,424,000,000		24,322,000,000
Net profit attributable to owners of the parent															5,473,000,000		18,596,000,000		16,799,000,000
Distributions paid to Stellantis shareholders															€ 4,651,000,000		4,208,000,000		3,353,000,000
Minimum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)															0.25
Maximum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)															0.30
Dividends Announced
Disclosure of classes of share capital [line items]
Dividends announced		€ 2,000,000,000
Dividends announced (in euro per share) | € / shares		€ 0.68
Dividend payout ratio		30.00%
Stellantis Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares			€ 1.55
Distributions paid to Stellantis shareholders			€ 4,700,000,000
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Number of trading days prior to the acquisition | day								20	20	20
Share-based payment arrangement, employee subscription price, discount rate								0.20	0.20	0.20	0.20
Number of share options exercised in share-based payment arrangement | Share_Award								9.7	9.7	4.4	4.4
Share-based compensation								€ 123,000,000		€ 82,000,000
Expense from share-based payment transactions with employees | $									$ 58		$ 36
Stellantis NV | Dongfeng Group
Disclosure of classes of share capital [line items]
Proportion of voting rights held in subsidiary										1.60%	1.60%				1.60%
Number of shares in entity held by entity or by its subsidiaries or associates | shares															49,200,000
GM Warrants
Disclosure of classes of share capital [line items]
Equity warrant, number of shares to subscribe (in shares) | shares																								39,727,324
Equity warrant, value per warrant | € / shares					€ 1																			€ 1
Weighted average share price, share options granted (in euro per share) | € / shares					€ 1.74
Increase (decrease) through exercise of warrants, equity					€ 39,727,324
Proceeds from exercise of warrants				€ 40,000,000
Share capital
Disclosure of classes of share capital [line items]
Equity	[1]														€ 37,000,000		31,000,000		32,000,000				31,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Equity															€ (285,000,000)		€ (2,434,000,000)		(923,000,000)				€ 0
Number of shares issued and fully paid (in shares) | shares															15,581,288		142,090,297
Share buyback																						€ 1,500,000,000
Purchase of treasury shares	[1]														€ 3,000,000,000		€ 2,434,000,000		€ 923,000,000
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															4,500,000,000
Number of shares issued and fully paid (in shares) | shares															2,896,073,567		3,165,189,336
Number of shares outstanding (in shares) | shares															2,880,492,279		3,023,099,039
Common Shares | GM Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				69,125,544
Shares issued, to total share capital (in percent)				2.20%
Special A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															4,499,750,000
Special B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															250,000
Special Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															866,522,224
Special Voting Shares A
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares																	110,508
Special Voting Shares A | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															111,508
Special Voting Shares B | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares																	208,622
Number of shares cancelled (in shares) | shares															208,622
Treasury shares | GM Warrants
Disclosure of classes of share capital [line items]
Weighted average share price, share options granted (in euro per share) | € / shares				€ 13.36
Purchase of treasury shares				€ 923,000,000

[1]	Refer to Note 28, Equity for additional information